EMPLOYEE BENEFITS (Details 3) (The Bank, Nonqualified unfunded retirement plans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
The Bank | Nonqualified unfunded retirement plans
Nonqualified unfunded retirement plans
Liability for plans	$ 294	$ 282
Plan expenses	12	12
Payments made from plan	$ 0	$ 0